Earnings per share	9 Months Ended
Mar. 31, 2024
Earnings per share [Abstract]
Earnings per share
Note 14. Earnings per share

Basic earnings per share is computed by dividing net profit/(loss) after income tax by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is calculated by adjusting the profit or loss attributable to ordinary shareholders, and the weighted average number of shares outstanding, for the effects of all dilutive potential ordinary shares.

For the three month period ended 31 March 2024, 416,733 shares were excluded in determining the diluted earnings per share as their effect is anti-dilutive.  For the other periods presented, potential ordinary shares have not been included in the calculation diluted earnings per share because their effect is antidilutive.
For the Three Months Ended 31 March 2024
	Three months ended 31 Mar 2024	Three months ended 31 Mar 2023
	$'000	$'000
Profit/(loss) after income tax	8,638	(3,053)

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	104,496,782	53,559,687

Weighted average number of ordinary shares used in calculating diluted earnings per share	112,195,908	53,559,687

	Cents	Cents
Basic earnings per share	8.27	(5.70)
Diluted earnings per share	7.70	(5.70)

For the Nine Months Ended 31 March 2024
	Nine months ended 31 Mar 2024	Nine months ended 31 Mar 2023
	$'000	$'000
Profit/(loss) after income tax	(1,889)	(164,947)

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	81,456,256	53,203,472

Weighted average number of ordinary shares used in calculating diluted earnings per share	81,456,256	53,203,472

	Cents	Cents
Basic earnings per share	(2.32)	(310.03)
Diluted earnings per share	(2.32)	(310.03)